The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived: (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - Turnongreen Inc [Member]
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	24.00%		12.00%		17.00%	16.00%
Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage		24.00%	12.00%	20.00%	12.00%	10.00%